Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005514
Average Annual Return [Line Items]
Average Annual Return, Percent	30.23%		5.87%	7.61%
Without Sales Load [Member] | C000227149
Average Annual Return [Line Items]
Average Annual Return, Percent	30.38%	4.98%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%	8.41%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%	6.98%